The assets and liabilities of Ecessa were recorded in the consolidated balance sheet within the Services & Support segment as of the acquisition date, at their respective fair values. The purchase price allocation is based on the estimated fair value of a (Details) - USD ($)
	Sep. 30, 2021	Dec. 31, 2020	May 14, 2020	Dec. 31, 2019
Business Acquisition [Line Items]
Goodwill	$ 2,086,393	$ 2,086,393
Ecessa Corporation [Member]
Business Acquisition [Line Items]
Current assets			$ 1,101,000
Property, plant and equipment			127,000
Other long-term assets			421,000
Intangible assets			2,260,000
Goodwill	$ 1,341,000	$ 1,341,000	1,341,000
Total assets			5,250,000
Total liabilities			608,000
Net assets acquired			$ 4,642,000